Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,876,878	$ 1,412,958	$ 1,530,432
Allowance for expected credit loss	(156,403)	(146,953)	(51,022)
Trade accounts receivable	$ 1,720,475	$ 1,266,005	$ 1,479,410